9. COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
9. COMMITMENT AND CONTINGENCIES

On May 8, 2012, the Company entered into an employment contract with Mr. Peter Cao, Chief Operating Officer. Pursuant to the agreement, the Company will pay monthly compensation of $1,000. Mr. Cao is also entitled to 2,000,000 common shares for the increase in the Company’s market value for every $15 million up to $100 million. Additionally, Mr. Cao was granted options to purchase a total of 8,000,000 common shares. Options for 4 million common shares are exercisable at $0.025 per share and vested immediately. After six months of Mr. Cao’s employment with the Company, additional options to purchase 4,000,000 shares at $0.025 per share will vest. The 8,000,000 options were valued at $198,519, which is being expensed over the vesting periods.  On October 1, 2012, Mr. Cao entered into a new employment agreement with the Company to replace the agreement dated May 8, 2012. The October 1, 2012 agreement states the following:

(1)	Starting October 1, 2012 the Company will pay $4,000 per month;

(2)	8,000,000 share of common stock is granted immediately and valued at $232,000 based on the market price at October 1, 2012.

(3)	Salary will increase as the Company’s monthly production hits the operational milestones as follows:

i.	Production of 200 ounces: salary of $5,000 per month

ii.	Production of 400 ounces: salary of $6,000 per month

iii.	Production of 600 ounces: salary of $7,000 per month

iv.	Production of 800 ounces: salary of $8,000 per month

v.	Production of 1,000 ounces: salary of $9,000 per month

vi.	Production of 1,200 ounces: salary of $10,000 per month

vii.	At production of 1,200 ounces per month or another 4,000,000 shares will be granted.

(4)	Executive will be eligible for bonuses based on a combination of individual performance and company performance which will be determined by the CEO and Board of Directors.

On October 30, 2012, the Company amended the employment agreement to increase the monthly salary to $3,000 per month for the three months ended September 30, 2012.  Mr. Cao also agreed that the 8 million common shares granted on October 1, 2012 replace the 8,000,000 options granted on May 8, 2012.

On June 19, 2012, the Board of Directors appointed Mr. Michael Stojsavljevich as the new Chief Executive Officer, secretary and a member of the Board of Directors.  Mr. Stojsavljevich would receive $5,500 for the first two months and $11,000 per month from the third month of his employment.  Mr. Stojsavljevich is entitled to 2,500,000 shares of common stock quarterly from July 1, 2012 and every quarter thereafter to a total of 10,000,000 shares.  On August 1, 2012, Mr. Stojsavljevich entered into a new employment agreement with Company to replace the agreement dated June 19, 2012 as follows:

(1)	Starting August 1, 2012, the Company will pay $5,500 monthly salary;

(2)	10,000,000 shares of common stock is granted immediately and valued at $200,000 based on the market price at August 1, 2012. On October 30, 2012, Mr. Stojsavljevich entered into an amendment to the employment agreement to say that the term to issue 2,500,000 shares of common stock quarterly from July 1, 2012 and every quarter thereafter to a total of 10,000,000 shares stated in the June 19, 2012 agreement is replaced.

(3)	Salary will increase as the Company monthly production achieves operational milestones as described below:

i.	Production of 200 ounces: salary of $6,500 per month

ii.	Production of 400 ounces: salary of 7,500 per month

iii.	Production of 600 ounces: salary of $8,500 per month

iv.	Production of 800 ounces: salary of $9,500 per month

v.	Production of 1,000 ounces: salary of $10,500 per month

vi.	Production of 1,200 ounces: salary of 11,500 per month

vii.	At a monthly production of 1,200 ounces per month another 4,000,000 shares will be granted.

(4)	Mr. Stojsavljevich will be eligible for bonuses based on a combination of individual performance and company performance which will be determined by the Board of Directors.

On May 10, 2012, the Company entered into a two-year employment contract with Mr. Scott Geisler, Chief Executive Officer at that time. The agreement allows the immediate accrual of unpaid salary from August 29, 2011 at $100,000 per year. The Company also issued stock options to purchase a total of 17,000,000 common shares. Options for 8,500,000 common shares at an exercise price of $0.01 per share vested immediately. Additional options to purchase 8,500,000 common shares at an exercise price of $0.01 per share vested in August 2012. The 17,000,000 options are valued at $507,862. These options have a term of 5 years and can be exercised on a cashless basis.  On June 8, 2012, the Company entered into a mutual release agreement with Mr. Geisler.  That mutual release agreement superseded the employment agreement dated May 10, 2012. Pursuant to the mutual release agreement, Mr. Geisler would receive $75,000 in the next 25 months commencing July 15, 2012, and 7,500,000 shares of the Company’s common stock.   On June 1, 2012, Mr. Geisler resigned as Chief Executive Officer of the Company.

On October 30, 2012 we learned that former President and CEO, Scott Geisler, filed suit against the company on September 20, 2012, in the Circuit Court of the Sixth Judicial District in the State of Florida. The Company has not yet been served with the summons and complaint or filed an answer. Mr. Geisler asserts that the Company is in default with respect to payments under a Settlement and Mutual Release Agreement entered into upon his resignation as an officer and director of the Company and effective June 8, 2012. Mr. Geisler claims monetary damages "in excess of $15,000," attorneys' fees, court costs and seeks the issuance of 7,500,000 shares of common stock that is provided for under the Settlement and Mutual Release Agreement. We have engaged legal counsel to represent the Company in this dispute and counsel has identified defenses to the claims and setoffs. We are  optimistic that a settlement of the dispute will be reached in the near future without having a materially adverse effect on our financial condition or results of operations.

Currently, the Company is carrying the amount of $293,450 as a disputed payable until resolved, which include other disputed payables.

The Company entered into a purchase agreement to purchase mining claims from Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The agreement requires the Company to make royalty payments equal to 2% of the Net Smelter Returns (“NSR”) per year. The Company had no NSR for the three months ended September 30, 2012 and no royalties were paid.  The agreement does not have any commitment dates of when production is to begin.

On February 7, 2011 the Company entered into a $250,000 promissory note agreement with Freedom Boat which bears interest rate at 12%.  The agreement includes a royalty payment which includes 5% in royalty of its gross profits from gold extraction form the Tarantula Placer Mine and 5% royalty payment from Hull Placer Mine.

On February 7, 2011, David Janney, former officer, entered an agreement with Amazon Holding LLC to pay a finder’s fee for raising $250,000 in the acquisition of mining property. On January 19, 2012, Amazon Holding LLC demanded the Company make the payment. The dispute is still pending but the Company believes that it is not likely that Amazon Holding LLC will prevail if a suit is filed against the Company related to this agreement.

 On May 8, 2012, the Company entered into an employment contract with Mr. Peter Cao, Chief Operating Officer. Pursuant to the agreement, the Company will pay monthly compensation of $1,000. Mr. Cao is also entitled to 2,000,000 common shares for the increase in the Company’s market value for every $15 million up to $100 million. Additionally, Mr. Cao was granted options to purchase a total of 8,000,000 common shares. Options for 4 million common shares are exercisable at $0.025 per share and vested immediately. After six months of Mr. Cao’s employment with the Company, additional options to purchase 4,000,000 shares at $0.025 per share will vest. The 8,000,000 options were valued at $198,519, which is being expensed over the vesting periods.

On May 10, 2012, the Company entered into a two-year employment contract with Mr. Scott Geisler, Chief Executive Officer. The agreement allows the immediate accrual of unpaid salary from August 29, 2011 at $100,000 per year. The Company also issued stock options to purchase a total of 17,000,000 common shares. Options for 8,500,000 common shares at an exercise price of $0.01 per share vested immediately. Additional options to purchase 8,500,000 common shares at an exercise price of $0.01 per share will vest in August 2012. The 17,000,000 options are valued at $507,862. These options have a term of 5 years and could be exercised on a cashless basis.  On June 2, 2012, the Company entered into a mutual release agreement with Mr. Geisler.  That mutual release agreement superseded the employment agreement dated May 10, 2012. Pursuant to the mutual release agreement, Mr. Geisler would receive $75,000 in the next 25 months commencing July 15, 2012, and 7,500,000 shares of the Company’s common stock.   On June 1, 2012, Mr. Geisler resigned as Chief Executive Officer of the Company. The Company disputes both agreements as all information was not fully disclosed to the Board of Directors and was negotiated in bad faith. As of June 30, 2012, a disputed payable of $221,250 is recorded related to this mutual release agreement.

On June 19, 2012, the Board of Directors appointed Mr. Michael Stojsavljevich as the new Chief Executive Officer, secretary and a member of the Board of Directors.  Mr. Stojsavljevich will receive $5,500 for the first two months and $11,000 per month from the third month of his employment.  Mr. Stojsavljevich is entitled to 2,500,000 shares of common stock quarterly from July 1, 2012 and every quarter thereafter to a total of 10,000,000 shares.

The Company entered into a purchase agreement to purchase mining claims from Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The agreement requires the Company to make royalty payments equal to 2% of the Net Smelter Returns (“NSR”) per year. The Company had no Net Smelter Returns for the year ended June 30, 2012 and no royalties were paid.  The agreement does not have any commitment dates of when production is to begin.

On June 17, 2011, the Company signed a joint venture agreement with Osiris Gold, Inc., a Colorado Corporation, and Sial Exploration, Inc., a Colorado Corporation (collectively, the “Partners”). The Partners are actively involved with the exploration, development, and mining of mineral deposits in the regional southwest. The agreement involves a 1,351 acre mining claim in the historic Red Mountain Mining District of Colorado’s San Juan Mountains. The Company and its Partners agreed to form Red Mountain LLC to operate and manage the joint venture through a joint venture company.  The Company will receive an initial 10% ownership interest in the joint venture company with the potential to increase that share to a maximum of 49%.  Pursuant to the agreement, the Company shall make a payment of $50,000 upon the execution of the agreement, a payment of $800,000 on July 1, 2011, and another payment of $700,000 on August 1, 2011. $50,000 was paid in June 2011 and fully impaired during the fiscal year ended June 30, 2011. No additional payments that were scheduled have been paid. The Company has settled this agreement and paid the outstanding legal fees of $3,170 during the fiscal year ended June 30, 2012.

On February 7, 2011 the Company entered into a $250,000 promissory note agreement with Freedom Boat which bears interest rate at 12%.  The agreement includes a royalty payment which includes 5% in royalty of its gross profits from gold extraction form the Tarantula Placer Mine and 5% royalty payment from Hull Placer Mine.

During the year ended June 30, 2011, prior management converted 80% of two notes from Venture Capital International for $12,000 dated March 30, 2009 and $17,000 dated May 7, 2009.  86,000,000 shares of common stock were issued to convert $23,200 in debt and $2,323 in accrued interest.  The fair value of those shares was $985,100.  The difference of $959,577 was expensed as compensation.  The prior CEO/CFO requested that Venture Capital International assign those notes to Gustavo Cifuentes Palma.  The Company was provided a signed debt purchase agreement purportedly executed by both Venture Capital International and Gustavo Cifuentes Palma dated November 2010.  Gustavo Cifuentues Palma then assigned 10% of these notes each to Tucker Financial Services, Inc., Vanilly Sky, S.A., Stock Loan Solutions, Euroline Clearing Corporation, Enavest Internacional S.A., and Nicolas Sprung.  In October 2011, the Company learned that the signatures on the original debt purchase agreement from Venture Capital International by Gustavo Cifuentes Palma were forgeries.  The agreement was never executed by Venture Capital International and Venture Capital International was never paid for the debt purchase.  Since the assignments have been deemed forgeries, the Company has recorded the stock issued as compensation and recorded compensation expense of $985,100.  The Company is uncertain of the affiliation between the prior CEO/CFO and Gustavo Cifuentes Palma and if he had any knowledge of the forgeries.

On October 25, 2011, David Janney resigned from all positions he held at the Company, including but not limited to, Chief Executive Officer, Chief Financial Officer, Chairman and member of the Board of Directors, and Secretary.  Scott Geisler was appointed Chief Executive Officer, President and Secretary of the Company.  Pen-Mun Foo was appointed Chief Financial Officer of the Company.

In October 2011, new management learned that the prior CEO/CFO failed to have entity level controls, lacked segregation of duties, among many other internal control deficiencies.  The Company believes that the prior CEO/CFO concealed these matters from the professional advisors until those advisors requested David Janney for additional documentation in which Mr. Janney acknowledged the following to new management and independent legal counsel:

1.	The Company was informed that the prior CEO/CFO, created a series of promissory notes, such form of notes being provided by a lawyer named John Thomas, Esq. These promissory notes and documentation provided a signed assignment of two promissory notes with Venture Capital, Inc. a group from Switzerland. Over time, including discussions with the prior CEO/CFO, new management was able to directly contact a representative of Venture Capital who claims that its signatures on the notes and the later conversions to equity were forged. The alleged improper assignment orchestrated the issuance of converted allegedly improperly transferred debt for the following numbers of shares:

a)	December 9, 2010: Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
b)	January 24, 2011; Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

c)	February 16, 2011: Stock Loan Solutions received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
d)	February 22, 2011: Nicolas Sprung of Tucker Financial Services, Inc. received 12,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

e)	April 18, 2011: Euroline Clearing Corporation received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
f)	April 18, 2011: Enavest International S.A., received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.

g)	April 18, 2011: Vanilla Sky, S.A. received 7,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although new management believes that such exemption was not available) for the conversion of $2,900 of debt.
h)	June 28, 2011: Scott Geisler received 17,000,000 common shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 (although Mr. Geisler had no knowledge of the documentation provided by John Thomas was false) for the conversion of $2,900 of debt. On February 23, 2012, the Company cancelled the common shares and reissued based upon the original pricing of the shares.

All legal opinions related to these conversions, documentations, and issuances of shares alleged to be exempt from registration under Rule 144 of the Securities Act of 1933 were prepared by John Thomas, Esq.

2.	The prior CEO/CFO personally sent $39,000 to a cable company in the Dominican Republic in which current management has been informed that David Janney owns/controls this company. The Company settled this issue with David Janney in the settlement agreement discussed in Note 10.

3.	John Thomas signed various documents as a Board member of the Company, a position which he has never lawfully held, including the transaction with Asher Enterprises, Inc., pursuant to which Asher received 53,000,000 shares of Bonanza common stock which represented about thirty-two (32%) percent of the issued and outstanding shares of the Company in exchange for a $53,000 promissory note. Current management has negotiated the cash payment of this note and has cancelled the 53,000,000 common shares held in escrow.

In September 2011, David Janney created Board of Directors minutes dated June 15, 2011 for shares issued to employees of the company and included 1,000,000 shares issued to Frank Baumgartner.  Mr. Baumgartner was never issued the common shares as new management could not find any documents to support such issuance and the Company does not intend to issue these 1,000,000 common shares to Frank Baumgartner.

On February 7, 2011, David Janney entered an agreement with Amazon Holding LLC to pay a finder’s fee for raising $250,000 in the acquisition of mining property. On January 19, 2012, Amazon Holding LLC demanded the Company to make the payment. The dispute is still pending but the Company believes that it is not possible that Amazon Holding LLC will prevail if a suit is filed against the Company according to this agreement.